GOING CONCERN	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE B - GOING CONCERN

The Company has experienced net losses, has negative cash flows from operating activities, and has to raise capital to sustain operations. There is no assurance that the Company's sales and marketing efforts will be successful enough to achieve a level of revenue sufficient to provide cash inflows to sustain operations. These conditions create uncertainties as to the Company’s ability to continue as a going concern; however the Company has begun commercializing the Voraxial and is experiencing an increase in revenues that is forecast to continue throughout 2011.  The Company will continue to require the infusion of capital until operations become profitable.  During the remainder of 2011, the Company anticipates seeking additional capital for growth and increasing sales of the Voraxial Separator. As a result of the above, the accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.